Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 4—Property and Equipment, Net

Major classes of property and equipment were as follows (in thousands):

	As of December 31,
	2015	2016
Computer equipment	$1,164	$2,542
Purchased software	5,306	6,686
Furniture and fixtures	755	2,563
Construction in progress	—	2,319
Leasehold improvements	665	4,374

	7,890	18,484
Less: Accumulated depreciation	(1,265)	(3,705)

	$6,625	$14,779

Depreciation expense for 2014, 2015 and 2016 was $0.3 million, $1.0 million and $2.4 million respectively.

The Company has purchased software under a financing arrangement where the Company makes installment payments over a four-year period. The Company has taken possession of the software and runs the software on its own equipment. As of December 31, 2015 and 2016, the software had a cost basis of $1.8 million. Accumulated depreciation on this software as of December 31, 2015 and 2016 was $0.5 million and $0.9 million, respectively. Depreciation expense on this software was $0.1 million for 2014, $0.4 million for 2015 and $0.4 million for 2016.

To date, there have been no impairment charges to property and equipment.